UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 95.0%
Consumer Discretionary 15.5%
Diversified Consumer Services 1.5%
Capella Education Co.* (a)	17,900	1,051,804
Hotels Restaurants & Leisure 4.3%
Buffalo Wild Wings, Inc.* (a)	119,580	3,067,227
Specialty Retail 9.7%
bebe stores, inc. (a)	218,860	1,634,884
Children's Place Retail Stores, Inc.*	72,900	1,580,472
Citi Trends, Inc.*	55,100	811,072
Guess?, Inc.	147,800	2,268,730

Zumiez, Inc.* (a)	94,400	703,280

		6,998,438
Consumer Staples 4.9%
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	30,000	683,100
Pantry, Inc.*	39,100	838,695

		1,521,795
Food Products 1.1%
Green Mountain Coffee Roasters, Inc.* (a)	18,700	723,690
Zhongpin, Inc.*	4,900	58,800

		782,490
Personal Products 1.7%
Chattem, Inc.*	10,300	736,759
NBTY, Inc.*	32,200	503,930

		1,240,689
Energy 8.1%
Energy Equipment & Services 2.4%
CARBO Ceramics, Inc.	18,500	657,305
Dril-Quip, Inc.*	42,200	865,522
T-3 Energy Services, Inc.*	18,900	178,416

		1,701,243
Oil, Gas & Consumable Fuels 5.7%
Arena Resources, Inc.*	29,800	837,082
BPZ Resources, Inc.* (a)	177,800	1,137,920
Carrizo Oil & Gas, Inc.* (a)	62,640	1,008,504
EXCO Resources, Inc.*	48,310	437,689
Goodrich Petroleum Corp.* (a)	23,200	694,840

		4,116,035
Financials 8.0%
Capital Markets 2.1%
Riskmetrics Group, Inc.*	62,000	923,180
Waddell & Reed Financial, Inc. "A"	39,800	615,308

		1,538,488
Commercial Banks 1.0%
PrivateBancorp., Inc. (a)	23,300	756,318
Diversified Financial Services 2.5%
Portfolio Recovery Associates, Inc.* (a)	53,190	1,799,950
Insurance 2.4%
eHealth, Inc.* (a)	127,800	1,697,184
Health Care 17.1%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	19,200	694,848
Celera Corp.*	16,000	178,080
Regeneron Pharmaceuticals, Inc.*	21,800	400,248
United Therapeutics Corp.*	12,500	781,875

		2,055,051
Health Care Equipment & Supplies 2.0%
Masimo Corp.*	13,500	402,705
NuVasive, Inc.*	20,000	693,000

Thoratec Corp.*	11,500	373,635

		1,469,340
Health Care Providers & Services 11.5%
AMERIGROUP Corp.*	40,500	1,195,560
Centene Corp.*	62,800	1,237,788
Genoptix, Inc.*	46,800	1,594,944
Gentiva Health Services, Inc.*	55,500	1,623,930
Pediatrix Medical Group, Inc.*	30,900	979,530
Psychiatric Solutions, Inc.* (a)	59,400	1,654,290

		8,286,042
Life Sciences Tools & Services 0.7%
ICON PLC (ADR)*	23,500	462,715
Industrials 10.1%
Aerospace & Defense 2.8%
BE Aerospace, Inc.*	125,840	967,709
Curtiss-Wright Corp.	31,300	1,045,107

		2,012,816
Commercial Services & Supplies 1.4%
Team, Inc.*	37,200	1,030,440
Electrical Equipment 1.0%
Baldor Electric Co.	41,700	744,345
Machinery 1.0%
Astec Industries, Inc.*	21,700	679,861
Professional Services 3.0%
Huron Consulting Group, Inc.* (a)	26,400	1,511,928
Korn/Ferry International*	57,500	656,650

		2,168,578
Road & Rail 0.9%
Old Dominion Freight Line, Inc.*	22,100	628,966
Information Technology 31.3%
Communications Equipment 1.1%
Ciena Corp.* (a)	116,700	781,890
Electronic Equipment, Instruments & Components 3.9%
Itron, Inc.* (a)	44,670	2,847,266
Internet Software & Services 5.6%
Bankrate, Inc.* (a)	39,000	1,482,000
LoopNet, Inc.* (a)	243,600	1,661,352
Omniture, Inc.*	81,200	863,968

		4,007,320
IT Services 6.1%
CyberSource Corp.*	209,700	2,514,303
Forrester Research, Inc.*	65,400	1,844,934

		4,359,237
Semiconductors & Semiconductor Equipment 7.3%
Atheros Communications*	94,900	1,358,019
Cavium Networks, Inc.* (a)	78,700	827,137
Microsemi Corp.*	49,400	624,416
Netlogic Microsystems, Inc.* (a)	57,900	1,274,379
Tessera Technologies, Inc.*	96,300	1,144,044

		5,227,995
Software 7.3%
Blackboard, Inc.*	70,500	1,849,215

Concur Technologies, Inc.*	34,700	1,138,854
FalconStor Software, Inc.*	192,400	534,872
Fundtech Ltd.*	101,700	705,798
Informatica Corp.* (a)	30,400	417,392
Ultimate Software Group, Inc.*	43,500	635,100

		5,281,231

Total Common Stocks (Cost $90,281,938)		68,314,754
Warrants 0.0%
Information Technology
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	47
Securities Lending Collateral 21.3%
Daily Assets Fund Institutional, 1.69% (b) (c) (Cost $15,328,499)	15,328,499	15,328,499
Cash Equivalents 7.7%
Cash Management QP Trust, 1.42% (b) (Cost $5,559,755)	5,559,755	5,559,755
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,170,192) †	124.0	89,203,055
Other Assets and Liabilities, Net (a)	(24.0)	(17,256,731)

Net Assets	100.0	71,946,324

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $114,768,078. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $25,565,023. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,791,936 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,356,959.

(a)

All or a portion of these securities were on loan amounting to $15,062,258. In addition, included in other assets and liabilities, net is a pending sale, amounting to $472, that is also on loan. The value of all securities loaned at December 31, 2008 amounted to $15,062,730 which is 20.9% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 83,643,253
Level 2	5,559,755
Level 3	47
Total	$ 89,203,055

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

Investments in Securities
Balance as of October 1, 2008	$ 19
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	28
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of December 31, 2008	$ 47

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008